Income Tax (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Current	(415)	(410)	(1,668)	(284)
Deferred	233	(46)	223	62

Income tax expense	(182)	(456)	(1,445)	(222)